SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Cost(1)	Current Value

ESAB Corporation(2)	Common Stock		$669,806
American Beacon Small Cap Value Fund Class Growth Z	Mutual Fund		1,313,776
American Beacon Small Cap Value Fund Class R6	Mutual Fund		2,107,848
American Funds New Perspective Fund Class R6	Mutual Fund		1,588,628
BNY Mellon Global Fixed Income Fund Class Y	Mutual Fund		331,358
Cohen & Steers Institutional Realty Shares	Mutual Fund		405,295
Columbia Dividend Income 13 Fund	Mutual Fund		9,551,547
Fidelity Balanced Fund Class K6(2)	Mutual Fund		8,101,706
Fidelity Contrafund Class K6(2)	Mutual Fund		37,949,035
Fidelity Diversified International Fund Class K6(2)	Mutual Fund		2,650,079
Fidelity Government Money Market K6(2)	Mutual Fund		84,944
Janus Henderson Enterprise Fund Class N	Mutual Fund		9,087,369
Loomis Sayles Core Plus Bond Fund Class N	Mutual Fund		3,097,851
Fidelity 500 Index Fund(2)	Mutual Fund		35,600,542
Fidelity Extended Market Index Fund(2)	Mutual Fund		5,281,329
Fidelity Emerging Markets Fund - Class K(2)	Mutual Fund		4,120,173
Fidelity International Index Fund(2)	Mutual Fund		6,098,632
Parnassus Mid Cap Fund Institutional Shares	Mutual Fund		1,146,017
PGIM High Yield Fund - Class R6	Mutual Fund		2,442,184
Vanguard Inflation - Protected Securities Fund Institutional Shares	Mutual Fund		2,656,665
Vanguard Intermediate -Term Bond Index Fund Admiral Shares	Mutual Fund		6,669,812
Vanguard Target Retirement 2020 Fund Investor Shares	Mutual Fund		3,956,574
Vanguard Target Retirement 2025 Fund Investor Shares	Mutual Fund		9,579,500
Vanguard Target Retirement 2030 Fund Investor Shares	Mutual Fund		14,213,483
Vanguard Target Retirement 2035 Fund Investor Shares	Mutual Fund		16,103,678
Vanguard Target Retirement 2040 Fund Investor Shares	Mutual Fund		13,570,337
Vanguard Target Retirement 2045 Fund Investor Shares	Mutual Fund		9,382,274
Vanguard Target Retirement 2050 Fund Investor Shares	Mutual Fund		8,702,137
Vanguard Target Retirement 2055 Fund Investor Shares	Mutual Fund		5,515,912
Vanguard Target Retirement 2060 Fund Investor Shares	Mutual Fund		3,138,400
Vanguard Target Retirement 2065 Fund Investor Shares	Mutual Fund		1,178,843
Vanguard Target Retirement 2070 Fund Investor Shares	Mutual Fund		1,107,696
Vanguard Target Retirement Income Fund Investor Shares	Mutual Fund		1,643,229
Morley Stable Value Fund 25-I	Common Collective Trust		11,645,498
Total investments per financial statements			240,692,157
Participant loans(2)(3)	N/A	N/A	2,859,717
			$243,551,874
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(1) Cost information is not required for participant-directed investments.
(2) A party-in-interest to the plan as defined by ERISA.
(3) Annual interest rates range from 4.25% and 9.50%.